SHARE-BASED COMPENSATION - Option activity (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2020 USD ($) shares
Number of options
Options outstanding, Beginning | shares		9,173,623	9,173,623	0	0
Forfeited | shares		723,190	723,190	220,831	220,831
Cancelled | shares	312,051			312,051	312,051
Options outstanding, Ending | shares	9,173,623	9,608,634	9,608,634	9,173,623	9,173,623		0
Vested and expected to vest at ending | shares		5,088,920
Exercisable at ending | shares		1,794,795
Weighted average exercise price
At the beginning (in dollars per share)		¥ 9.23		¥ 0
Forfeited (in dollars per share)		13.85		5.96
Cancelled (in dollars per share)				0.90
Outstanding at ending (in dollars per share)	¥ 9.23	12.51		9.23		¥ 0
Vested and expect to vest		19.66
Weighted average exercise price		12.51
Weighted average grant date fair value
At the beginning		56.58
Weighted average grant-date fair value		121.62		102.74		62.21
Outstanding at ending	¥ 56.58	65.93		¥ 56.58
Vested and expected to vest at ending		101.08
Exercisable at ending		¥ 65.93
Weighted average remaining contract life and Aggregate intrinsic value
Outstanding		5 years 5 months 15 days	5 years 5 months 15 days	6 years 3 months 25 days	6 years 3 months 25 days
Vested and expect to vest (in years)		5 years 10 months 17 days	5 years 10 months 17 days
Exercisable at ending		5 years 5 months 15 days	5 years 5 months 15 days
Outstanding | ¥	¥ 1,005,546	¥ 1,141,255		¥ 1,005,546
Vested and expected to vest at ending | ¥		568,013
Exercisable at ending | ¥		213,122
Unrecognized share-based compensation expense | ¥		¥ 324,359
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period		2 years 7 months 17 days	2 years 7 months 17 days
Weighted average grant-date fair value		¥ 121.62		¥ 102.74		¥ 62.21
Options exercised | $			$ 0		$ 0		$ 0
Share-based compensation expenses related to share options without IPO condition | ¥		¥ 104,750		¥ 54,283
Replacement
Number of options
Number of options granted | shares				5,419,677	5,419,677
Weighted average exercise price
Granted (in dollars per share)				¥ 3.87
Weighted average grant date fair value
Weighted average grant-date fair value				22.83
Weighted average remaining contract life and Aggregate intrinsic value
Unrecognized share-based compensation expense | ¥		¥ 103,318
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period		2 years 1 month 6 days	2 years 1 month 6 days
Weighted average grant-date fair value				¥ 22.83
Option awards to new incentive recipients
Number of options
Number of options granted | shares		1,158,201	1,158,201	4,286,828	4,286,828
Weighted average exercise price
Granted (in dollars per share)		¥ 33.92		¥ 15.25
Weighted average grant date fair value
Weighted average grant-date fair value		121.62		102.74
Weighted average remaining contract life and Aggregate intrinsic value
Weighted average grant-date fair value		¥ 121.62		¥ 102.74